Subsequent events (Details) € in Millions		3 Months Ended	12 Months Ended
	Feb. 04, 2019 EUR (€)	Mar. 31, 2019 item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 11, 2019 EUR (€)	Feb. 14, 2019 EUR (€)
Subsequent events
Number of reportable segments | item			4
Repayment of long-term borrowings			€ 31	€ 2,044	€ 2,599
6.75% Senior Notes
Subsequent events
Interest rate (as percentage)			6.75%	6.75%
Nominal			€ 231
Loan Facilities
Subsequent events
Nominal			€ 750
Organizational changes
Subsequent events
Number of reportable segments | item		3
Borrowing related activity | 6.75% Senior Notes
Subsequent events
Repayment of long-term borrowings	€ 231
Interest rate (as percentage)	6.75%
Borrowing related activity | Loan Facilities
Subsequent events
Borrowing period extended							€ 250
Borrowing related activity | 2.00% Senior Unsecured Notes
Subsequent events
Interest rate (as percentage)						2.00%
Nominal						€ 750